Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Summary of Net Trade and Other Receivables

	2021	2020
	(in € millions)
Trade receivables	443	323
Less: allowance for expected credit losses	(6)	(4)
Trade receivables – net	437	319
Other	184	145
Total	621	464

Summary of Aging of Group' s Trade Receivables
The aging of the Group’s net trade receivables is as follows:

	2021	2020
	(in € millions)
Current	268	218
Overdue 1 – 30 days	86	62
Overdue 31 – 60 days	43	26
Overdue 60 – 90 days	17	8
Overdue more than 90 days	23	5
	437	319

Summary of Movements in Group' s Allowance for Expected Credit Losses
The movements in the Group’s allowance for expected credit losses are as follows:

	2021	2020
	(in € millions)
At January 1	4	5
Provision for expected credit losses	7	7
Reversal of unutilized provisions	(2)	(5)
Receivables written off	(3)	(3)
At December 31	6	4